Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Less: accumulated amortization	¥ (75,360,443)	¥ (59,859,869)
Intangible assets, net	81,014,374	¥ 97,019,088
Franchise right - authorized by THRI [Member]
Schedule of Intangible Assets, Net [Line Items]
Amortization Period (years)		20 years
Intangible assets, gross	70,288,000	¥ 71,884,000
Franchise Right - Upfront Franchise Fees [Member]
Schedule of Intangible Assets, Net [Line Items]
Intangible assets, gross	¥ 86,086,817	¥ 84,994,957
Franchise Right - Upfront Franchise Fees [Member] | Minimum [Member]
Schedule of Intangible Assets, Net [Line Items]
Amortization Period (years)		1 year
Franchise Right - Upfront Franchise Fees [Member] | Maximum [Member]
Schedule of Intangible Assets, Net [Line Items]
Amortization Period (years)		13 years 6 months